Financial Risk Management (Tables)	12 Months Ended
Jun. 30, 2024
Financial Instruments [Abstract]
Disclosure of Financial Assets
The group's financial assets and liabilities are classified as set out below:

	SA Rand
Figures in million	Debt instruments at amortised cost	Equity instruments designated at fair value through OCI	Derivatives designated as cash flow hedges	Derivatives at fair value through profit or loss	Debt instruments at fair value through profit or loss	Financial liabilities at amortised cost
At 30 June 2024
Financial assets
Restricted cash and investments	4 629	335	—	—	1 569	—
Other non-current assets	8	88	—	—	68	—
Non-current derivative financial instruments	—	—	352	101	—	—
– Rand gold forwards	—	—	172	—	—	—
– US$ gold forwards	—	—	27	—	—	—
– Rand gold collars[1]	—	—	135	—	—	—
– US$ gold collars[1]	—	—	18	—	—	—
– US$ silver contracts	—	—	—	3	—	—
– Foreign exchange contracts	—	—	—	98	—	—
Current derivative financial instruments	—	—	133	425	—	—
– Rand gold forwards	—	—	110	—	—	—
– US$ gold forwards	—	—	3	—	—	—
– Rand gold collars[1]	—	—	20	—	—	—
– Foreign exchange contracts	—	—	—	425	—	—
Trade and other receivables	1 588	—	—	—	—	—
Cash and cash equivalents	4 693	—	—	—	—	—
Financial liabilities
Non-current derivative financial instruments	—	—	588	21	—	—
– Rand gold forwards	—	—	510	—	—	—
– US$ gold forwards	—	—	77	—	—	—
– US$ gold collars[1]	—	—	1	—	—	—
– US$ silver contracts	—	—	—	21	—	—
Current derivative financial instruments	—	—	1 460	42	—	—
– Rand gold forwards	—	—	1 289	—	—	—
– US$ gold forwards	—	—	159	—	—	—
– Rand gold collars[1]	—	—	9	—	—	—
– US$ gold collars[1]	—	—	3	—	—	—
– US$ silver contracts	—	—	—	42	—	—
Borrowings	—	—	—	—	—	1 794
Contingent consideration liability	—	—	—	—	965	—
Other non-current liabilities	—	—	—	—	—	271
Trade and other payables	—	—	—	—	—	1 964
[1] Harmony introduced gold zero cost collar hedging contracts to its derivative programme during April 2024 to hedge the risk of lower gold prices. Cash flow hedge accounting is applied to these contracts.
37    Financial risk management continued

	SA Rand
Figures in million	Debt instruments at amortised cost	Equity instruments designated at fair value through OCI	Derivatives designated as cash flow hedges	Derivatives at fair value through profit or loss	Debt instruments at fair value through profit or loss	Financial liabilities at amortised cost
At 30 June 2023
Financial assets
Restricted cash and investments	4 152	305	—	—	1 705	—
Other non-current assets	15	78	—	—	101	—
Non-current derivative financial instruments	—	—	168	101	—	—
– Rand gold forwards	—	—	135	—	—	—
– US$ gold forwards	—	—	33	—	—	—
– US$ silver contracts	—	—	—	16	—	—
– Foreign exchange contracts	—	—	—	85	—	—
Current derivative financial instruments	—	—	78	32	—	—
– Rand gold forwards	—	—	44	—	—	—
– US$ gold forwards	—	—	34	—	—	—
– US$ silver contracts	—	—	—	28	—	—
– Foreign exchange contracts	—	—	—	4	—	—
Trade and other receivables	1 561	—	—	—	—	—
Cash and cash equivalents	2 867	—	—	—	—	—
Financial liabilities
Non-current derivative financial instruments	—	—	401	69	—	—
– Rand gold forwards	—	—	401	—	—	—
– Foreign exchange contracts	—	—	—	69	—	—
Current derivative financial instruments	—	—	909	152	—	—
– Rand gold forwards	—	—	890	—	—	—
– US$ gold forwards	—	—	19	—	—	—
– Foreign exchange contracts	—	—	—	152	—	—
Borrowings	—	—	—	—	—	5 695
Contingent consideration liability	—	—	—	—	589	—
Other non-current liabilities	—	—	—	—	—	332
Trade and other payables	—	—	—	—	—	2 022

Disclosure of Financial Liabilities
The group's financial assets and liabilities are classified as set out below:

	SA Rand
Figures in million	Debt instruments at amortised cost	Equity instruments designated at fair value through OCI	Derivatives designated as cash flow hedges	Derivatives at fair value through profit or loss	Debt instruments at fair value through profit or loss	Financial liabilities at amortised cost
At 30 June 2024
Financial assets
Restricted cash and investments	4 629	335	—	—	1 569	—
Other non-current assets	8	88	—	—	68	—
Non-current derivative financial instruments	—	—	352	101	—	—
– Rand gold forwards	—	—	172	—	—	—
– US$ gold forwards	—	—	27	—	—	—
– Rand gold collars[1]	—	—	135	—	—	—
– US$ gold collars[1]	—	—	18	—	—	—
– US$ silver contracts	—	—	—	3	—	—
– Foreign exchange contracts	—	—	—	98	—	—
Current derivative financial instruments	—	—	133	425	—	—
– Rand gold forwards	—	—	110	—	—	—
– US$ gold forwards	—	—	3	—	—	—
– Rand gold collars[1]	—	—	20	—	—	—
– Foreign exchange contracts	—	—	—	425	—	—
Trade and other receivables	1 588	—	—	—	—	—
Cash and cash equivalents	4 693	—	—	—	—	—
Financial liabilities
Non-current derivative financial instruments	—	—	588	21	—	—
– Rand gold forwards	—	—	510	—	—	—
– US$ gold forwards	—	—	77	—	—	—
– US$ gold collars[1]	—	—	1	—	—	—
– US$ silver contracts	—	—	—	21	—	—
Current derivative financial instruments	—	—	1 460	42	—	—
– Rand gold forwards	—	—	1 289	—	—	—
– US$ gold forwards	—	—	159	—	—	—
– Rand gold collars[1]	—	—	9	—	—	—
– US$ gold collars[1]	—	—	3	—	—	—
– US$ silver contracts	—	—	—	42	—	—
Borrowings	—	—	—	—	—	1 794
Contingent consideration liability	—	—	—	—	965	—
Other non-current liabilities	—	—	—	—	—	271
Trade and other payables	—	—	—	—	—	1 964
[1] Harmony introduced gold zero cost collar hedging contracts to its derivative programme during April 2024 to hedge the risk of lower gold prices. Cash flow hedge accounting is applied to these contracts.
37    Financial risk management continued

	SA Rand
Figures in million	Debt instruments at amortised cost	Equity instruments designated at fair value through OCI	Derivatives designated as cash flow hedges	Derivatives at fair value through profit or loss	Debt instruments at fair value through profit or loss	Financial liabilities at amortised cost
At 30 June 2023
Financial assets
Restricted cash and investments	4 152	305	—	—	1 705	—
Other non-current assets	15	78	—	—	101	—
Non-current derivative financial instruments	—	—	168	101	—	—
– Rand gold forwards	—	—	135	—	—	—
– US$ gold forwards	—	—	33	—	—	—
– US$ silver contracts	—	—	—	16	—	—
– Foreign exchange contracts	—	—	—	85	—	—
Current derivative financial instruments	—	—	78	32	—	—
– Rand gold forwards	—	—	44	—	—	—
– US$ gold forwards	—	—	34	—	—	—
– US$ silver contracts	—	—	—	28	—	—
– Foreign exchange contracts	—	—	—	4	—	—
Trade and other receivables	1 561	—	—	—	—	—
Cash and cash equivalents	2 867	—	—	—	—	—
Financial liabilities
Non-current derivative financial instruments	—	—	401	69	—	—
– Rand gold forwards	—	—	401	—	—	—
– Foreign exchange contracts	—	—	—	69	—	—
Current derivative financial instruments	—	—	909	152	—	—
– Rand gold forwards	—	—	890	—	—	—
– US$ gold forwards	—	—	19	—	—	—
– Foreign exchange contracts	—	—	—	152	—	—
Borrowings	—	—	—	—	—	5 695
Contingent consideration liability	—	—	—	—	589	—
Other non-current liabilities	—	—	—	—	—	332
Trade and other payables	—	—	—	—	—	2 022

Schedule of Sensitivity Analysis for Types of Market Risk
The group has reviewed its foreign currency exposure on financial assets and financial liabilities and has identified the following sensitivities in the exchange rates that would affect profit and loss before tax:
•Rand/US$ exchange rate – 3% (2023: 5%) based on the standard deviation from a one-year forecast of various financial institution outlooks
•A$/US$ exchange rate – 3% (2023: 4%) based on the standard deviation from a one-year forecast of various financial institution outlooks.

Only material foreign currency exposure balances were considered when determining the need for a sensitivity analysis and therefore management has not performed a sensitivity analysis on PGK/US$ exchange rates.

	SA Rand
Figures in million	2024	2023
Sensitivity analysis – borrowings
Rand against US$
Balance at 30 June	1 794	5 695
Strengthen by 3% (FY23: 5%)	54	285
Weaken by 3% (FY23: 5%)	(54)	(285)
Closing rate	18.19	18.83
Sensitivity analysis – contingent consideration liability: Mponeng
Rand against US$
Balance at 30 June	587	404
Strengthen by 3% (FY23: 5%)	18	20
Weaken by 3% (FY23: 5%)	(18)	(20)
Closing rate	18.19	18.83
Sensitivity analysis – contingent consideration liability: Eva Copper
US$ against A$
Balance at 30 June	378	185
Strengthen by 3% (FY23: 4%)	11	7
Weaken by 3% (FY23: 4%)	(11)	(8)
Closing rate	0.67	0.67
37    Financial risk management continued
Market risk continued
Foreign exchange risk continued

	SA Rand
Figures in million	2024	2023
Sensitivity analysis – other financial instruments
Rand against US$
Balance at 30 June	523	(132)
Strengthen by 3% (FY23: 5%)	250	495
Weaken by 3% (FY23: 5%)	(241)	(615)
Closing rate	18.19	18.83
US$ against A$
Balance at 30 June	252	408
Strengthen by 3% (FY23: 4%)	7	16
Weaken by 3% (FY23:4%)	(8)	(17)
Closing rate	0.67	0.67
The group has reviewed its exposure to commodity-linked instruments and identified a sensitivity of 8% (2023: 7%), based on the standard deviation of a one-year forecast gold price from various financial institution outlooks. The estimated sensitivity would affect other comprehensive income.

Only material commodity balances were considered when determining the need for a sensitivity analysis and therefore management has not performed a sensitivity analysis on silver commodities.

	SA Rand
Figures in million	2024	2023
Sensitivity analysis
Rand gold derivatives
Other comprehensive income
Increase by 8% (FY23: 7%)	(2 740)	(1 472)
Decrease by 8% (FY23: 7%)	2 439	1 314
US$ gold derivatives
Other comprehensive income
Increase by 8% (FY23: 7%)	(418)	(141)
Decrease by 8% (FY23: 7%)	376	137

	SA Rand
Figures in million	2024	2023
Sensitivity analysis – borrowings (finance costs)
US$-denominated borrowings
Increase by 53 basis point (FY23: 15 basis point)	(10)	(9)
Decrease by 53 basis points (FY23: 15 basis point)	10	9
Sensitivity analysis – financial assets (interest received)
Increase by 41 basis points (FY23: 50 basis points)	38	34
Decrease by 41 basis points (FY23: 50 basis points)	(38)	(34)

Schedule of Credit Risk
Financial institutions' credit rating by exposure (source: Fitch Ratings and Global Credit Ratings)

	SA Rand
Figures in million	2024	2023
Cash and cash equivalents
AA+	3 598	2 093
AA-	1 095	—
A+	—	774
Total	4 693	2 867
Restricted cash and investments (refer to note 15)
AAA	401	234
AA+	5 722	5 411
Total	6 123	5 645
Derivative financial assets (refer to note 17)
AA+	407	117
AA	221	—
AA-	156	127
A+	227	135
Total	1 011	379

Disclosure of Contractual Maturities of Non-derivative Financial Liabilities
The following are the undiscounted contractual maturities of financial liabilities (including principal and interest payments assuming the closing R/US$ exchange rate, closing spot US$ gold price and interest rate at year end):

	SA Rand
Figures in million	2024		2023
	Current	More than 1 year	Current	More than 1 year
Contingent consideration liability[1]
Due between 0 to five years	115	636	—	604
Due between six to 10 years	—	414	—	225
Due between 10 to 15 years	—	490	—	471
Due between 15 to 20 years	—	461	—	—
Other non-current liabilities[2]	—	25	—	22
Lease liability[3]	270	313	235	401
Trade and other payables (excluding non-financial liabilities)[2,4]	1 704	—	1 806	—
Derivative financial liabilities[4]
Due between 0 to six months	973	—	609	—
Due between six to 12 months	649	—	639	—
Due between one to two years	—	766	—	812
Borrowings[4]
Due between 0 to six months	75	—	597	—
Due between six to 12 months	74	—	215	—
Due between one to two years	—	149	—	431
Due between two to three years[5]	—	1 953	—	5 660
Total	3 860	5 207	4 101	8 626
[1]The increase in the settlement period is due to the inclusion of the deepening project for Mponeng in its life-of-mine plan.
[2]These balances exclude the lease liability as it has been disclosed separately.
[3]Refer to note 26 for details of the maturity periods.
[4]The group will utilise its cash generated from operations to settle outstanding obligations.
[5]Final repayment of capital amount of R1 819 million in May 2027, taking into account a 12-month extension that was granted in March 2024. This repayment is based on the final outstanding balance of US$100 million and the closing exchange rate of R18.19.

Disclosure of Contractual Maturities of Derivative Financial Liabilities
The following are the undiscounted contractual maturities of financial liabilities (including principal and interest payments assuming the closing R/US$ exchange rate, closing spot US$ gold price and interest rate at year end):

	SA Rand
Figures in million	2024		2023
	Current	More than 1 year	Current	More than 1 year
Contingent consideration liability[1]
Due between 0 to five years	115	636	—	604
Due between six to 10 years	—	414	—	225
Due between 10 to 15 years	—	490	—	471
Due between 15 to 20 years	—	461	—	—
Other non-current liabilities[2]	—	25	—	22
Lease liability[3]	270	313	235	401
Trade and other payables (excluding non-financial liabilities)[2,4]	1 704	—	1 806	—
Derivative financial liabilities[4]
Due between 0 to six months	973	—	609	—
Due between six to 12 months	649	—	639	—
Due between one to two years	—	766	—	812
Borrowings[4]
Due between 0 to six months	75	—	597	—
Due between six to 12 months	74	—	215	—
Due between one to two years	—	149	—	431
Due between two to three years[5]	—	1 953	—	5 660
Total	3 860	5 207	4 101	8 626
[1]The increase in the settlement period is due to the inclusion of the deepening project for Mponeng in its life-of-mine plan.
[2]These balances exclude the lease liability as it has been disclosed separately.
[3]Refer to note 26 for details of the maturity periods.
[4]The group will utilise its cash generated from operations to settle outstanding obligations.
[5]Final repayment of capital amount of R1 819 million in May 2027, taking into account a 12-month extension that was granted in March 2024. This repayment is based on the final outstanding balance of US$100 million and the closing exchange rate of R18.19.

Disclosure of Net Debt	Net cash/(debt) is as follows:

SA Rand
Figures in million	2024	2023
Cash and cash equivalents	4 693	2 867
Borrowings	(1 794)	(5 695)
Net cash/(debt)	2 899	(2 828)

Schedule of Financial Assets Measured at Fair Value
The following table sets out the group’s assets and liabilities measured at fair value by level within the fair value hierarchy:

	SA Rand
Figures in million	At 30 June 2024			At 30 June 2023
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Fair value through other comprehensive income
Other non-current assets (a)	—	—	88	—	—	78
Restricted cash and investments (b)	335	—	—	305	—	—
Fair value through profit or loss
Restricted cash and investments (b)	—	1 569	—	—	1 705	—
Derivative financial assets (c)	—	1 011	—	—	379	—
Derivative financial liabilities (c)	—	(2 111)	—	—	(1 531)	—
Loan to ARM BBEE Trust (d)	—	—	68	—	—	101
Contingent consideration liability (e)	—	—	(965)	—	—	(589)

(a)The majority of the balance relates to the equity investment in Rand Mutual Assurance. The fair value of the investment was estimated with reference to an independent valuation. A combination of the "Embedded Valuation" and "Net Asset Value" techniques were applied to revalue the investment at the reporting dates. In evaluating the group's share of the business, common practice marketability and minority discounts as well as additional specific risk discounts were applied. There are no inputs to the valuation that a reasonably possible change would result in a material change in the fair value of the investment.

(b)The level 1 valued assets comprise listed equity securities designated as fair value through other comprehensive income instruments. The majority of the level 2 valued assets are directly derived from the Top 40 index on the JSE, and are discounted at market interest rates. This relates to equity-linked deposits in the group's environmental rehabilitation trust funds. The remaining balance of the environmental trust funds is carried at amortised cost and therefore not disclosed here.

(c)The mark-to-market remeasurement of the derivative contracts (refer to note 17 for further details) was determined as follows:
•Foreign exchange contracts comprise zero cost collars and FECs: The zero cost collars were valued using a Black-Scholes valuation technique derived from spot Rand/US$ exchange rate inputs, implied volatilities on the Rand/US$ exchange rate, Rand/US$ inter-bank interest rates and discounted at a market interest rate (zero-coupon interest rate curve). The value of the FECs is derived from the forward Rand/US$ exchange rate and discounted at a market interest rate (zero coupon interest rate curve)
•Rand gold forward sale contracts: spot Rand/US$ exchange rate, Rand and dollar interest rates (forward points), spot US$ gold price, differential between the US interest rate and gold lease interest rate which is discounted at a market interest rate
•US$ gold forward sale contracts: spot US$ gold price, differential between the US interest rate and gold lease interest rate and discounted at a market interest rate
•Silver contracts (zero cost collars): a Black-Scholes valuation technique, derived from the spot US$ silver price, strike price, implied volatilities, time to maturity and interest rates and discounted at a market interest rate
37    Financial risk management continued
Fair value determination for financial assets and liabilities continued
(c)Derivative contracts continued
•Rand gold zero cost collar contracts: a Black-Scholes valuation technique, derived from spot Rand/US$ exchange rate, spot US$ gold price, Rand and dollar interest rates (forward points) with discounting at the market interest rate (zero-coupon interest rate curve), US$ gold forward rates, time to maturity and implied volatilities
•US$ gold zero cost collar contracts: a Black-Scholes valuation technique, derived from spot US$ gold price, US$ gold forward rates, US$ interest rates with discounting at the market interest rate (zero-coupon interest rate curve), time to maturity and implied volatilities.

(d)At 30 June 2024, the fair value movement was calculated using a discounted cash flow model, taking into account forecast dividend payments over the estimated repayment period of the loan at a rate of 12.6% (2023: 12.7%). A 73 basis points (2023: 37 basis points) change in the discount rate, which would represent a reasonably possible change based on expected movements in lending rates, would not cause a material change in the fair value of the loan. The loan balance forms part of other non-current assets in the balance sheet. During the 2024 year, repayments to the value of R42 million (2023: R74 million) were received.

(e)Contingent consideration liabilities (refer to note 27) consist of the following:
•Mponeng operation
The contingent consideration liability related to the Mponeng operation was determined using the expected gold production profile for Mponeng. At 30 June 2024, the liability was valued at R587 million (2023: R404 million), using a discounted cash flow valuation method at a post-tax real rate of 10.5% (2023: 9.6%). Should the expected gold production profile increase by 9.7% or decrease by 9.7%, the contingent consideration liability would increase by R354 million (2023: R411 million at 9.8%) or decrease by R340 million (2023: R314 million at 9.8%) respectively. This represents reasonably expected changes which, for FY24, were determined based on the average variance between the planned production and the actual production achieved over a number of years. The reasonably expected change for FY23 was determined using the standard deviation of previous years' actual production. No other reasonably expected changes in key unobservable inputs would have caused a material change in the fair value of the liability. The remeasurement of the liability has been included in other operating income/(expenses).
•Eva Copper
The contingent consideration for Eva Copper includes contingent consideration valued at R378 millions (2023: R185 millions), using a probability weighted method for the new resource payment and a discounted cash flow valuation for the excess payment, both discounted at a post-tax nominal rate of 11.4% (2023: 12.9%). A long-term copper price of US$4.00/lbs (2023: US$3.50/lbs) was applied in the valuation. A 10.4% change in the long-term copper price, which would represent a reasonably possible change based on the standard deviation of market analysts long-term forecasts of the copper price, would not cause a material change in the fair value of the contingent consideration. The remeasurement of the liability has been included in other operating income/(expenses).
Schedule of Financial Liabilities Measured at Fair Value
The following table sets out the group’s assets and liabilities measured at fair value by level within the fair value hierarchy:

	SA Rand
Figures in million	At 30 June 2024			At 30 June 2023
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Fair value through other comprehensive income
Other non-current assets (a)	—	—	88	—	—	78
Restricted cash and investments (b)	335	—	—	305	—	—
Fair value through profit or loss
Restricted cash and investments (b)	—	1 569	—	—	1 705	—
Derivative financial assets (c)	—	1 011	—	—	379	—
Derivative financial liabilities (c)	—	(2 111)	—	—	(1 531)	—
Loan to ARM BBEE Trust (d)	—	—	68	—	—	101
Contingent consideration liability (e)	—	—	(965)	—	—	(589)

(a)The majority of the balance relates to the equity investment in Rand Mutual Assurance. The fair value of the investment was estimated with reference to an independent valuation. A combination of the "Embedded Valuation" and "Net Asset Value" techniques were applied to revalue the investment at the reporting dates. In evaluating the group's share of the business, common practice marketability and minority discounts as well as additional specific risk discounts were applied. There are no inputs to the valuation that a reasonably possible change would result in a material change in the fair value of the investment.

(b)The level 1 valued assets comprise listed equity securities designated as fair value through other comprehensive income instruments. The majority of the level 2 valued assets are directly derived from the Top 40 index on the JSE, and are discounted at market interest rates. This relates to equity-linked deposits in the group's environmental rehabilitation trust funds. The remaining balance of the environmental trust funds is carried at amortised cost and therefore not disclosed here.

(c)The mark-to-market remeasurement of the derivative contracts (refer to note 17 for further details) was determined as follows:
•Foreign exchange contracts comprise zero cost collars and FECs: The zero cost collars were valued using a Black-Scholes valuation technique derived from spot Rand/US$ exchange rate inputs, implied volatilities on the Rand/US$ exchange rate, Rand/US$ inter-bank interest rates and discounted at a market interest rate (zero-coupon interest rate curve). The value of the FECs is derived from the forward Rand/US$ exchange rate and discounted at a market interest rate (zero coupon interest rate curve)
•Rand gold forward sale contracts: spot Rand/US$ exchange rate, Rand and dollar interest rates (forward points), spot US$ gold price, differential between the US interest rate and gold lease interest rate which is discounted at a market interest rate
•US$ gold forward sale contracts: spot US$ gold price, differential between the US interest rate and gold lease interest rate and discounted at a market interest rate
•Silver contracts (zero cost collars): a Black-Scholes valuation technique, derived from the spot US$ silver price, strike price, implied volatilities, time to maturity and interest rates and discounted at a market interest rate
37    Financial risk management continued
Fair value determination for financial assets and liabilities continued
(c)Derivative contracts continued
•Rand gold zero cost collar contracts: a Black-Scholes valuation technique, derived from spot Rand/US$ exchange rate, spot US$ gold price, Rand and dollar interest rates (forward points) with discounting at the market interest rate (zero-coupon interest rate curve), US$ gold forward rates, time to maturity and implied volatilities
•US$ gold zero cost collar contracts: a Black-Scholes valuation technique, derived from spot US$ gold price, US$ gold forward rates, US$ interest rates with discounting at the market interest rate (zero-coupon interest rate curve), time to maturity and implied volatilities.

(d)At 30 June 2024, the fair value movement was calculated using a discounted cash flow model, taking into account forecast dividend payments over the estimated repayment period of the loan at a rate of 12.6% (2023: 12.7%). A 73 basis points (2023: 37 basis points) change in the discount rate, which would represent a reasonably possible change based on expected movements in lending rates, would not cause a material change in the fair value of the loan. The loan balance forms part of other non-current assets in the balance sheet. During the 2024 year, repayments to the value of R42 million (2023: R74 million) were received.

(e)Contingent consideration liabilities (refer to note 27) consist of the following:
•Mponeng operation
The contingent consideration liability related to the Mponeng operation was determined using the expected gold production profile for Mponeng. At 30 June 2024, the liability was valued at R587 million (2023: R404 million), using a discounted cash flow valuation method at a post-tax real rate of 10.5% (2023: 9.6%). Should the expected gold production profile increase by 9.7% or decrease by 9.7%, the contingent consideration liability would increase by R354 million (2023: R411 million at 9.8%) or decrease by R340 million (2023: R314 million at 9.8%) respectively. This represents reasonably expected changes which, for FY24, were determined based on the average variance between the planned production and the actual production achieved over a number of years. The reasonably expected change for FY23 was determined using the standard deviation of previous years' actual production. No other reasonably expected changes in key unobservable inputs would have caused a material change in the fair value of the liability. The remeasurement of the liability has been included in other operating income/(expenses).
•Eva Copper
The contingent consideration for Eva Copper includes contingent consideration valued at R378 millions (2023: R185 millions), using a probability weighted method for the new resource payment and a discounted cash flow valuation for the excess payment, both discounted at a post-tax nominal rate of 11.4% (2023: 12.9%). A long-term copper price of US$4.00/lbs (2023: US$3.50/lbs) was applied in the valuation. A 10.4% change in the long-term copper price, which would represent a reasonably possible change based on the standard deviation of market analysts long-term forecasts of the copper price, would not cause a material change in the fair value of the contingent consideration. The remeasurement of the liability has been included in other operating income/(expenses).